Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 93.7%

AUSTRALIA — 1.4%
Cleanspace Holdings Ltd. *	186,083	$53,486
Netwealth Group Ltd.	50,397	461,437
Vulcan Energy Resources Ltd. *	16,343	62,362
		577,285
BELGIUM — 1.2%
Biocartis Group NV *	33,774	22,348
Melexis NV	4,167	482,587
		504,935
CANADA — 4.5%
Docebo, Inc. *	12,138	494,142
Kinaxis, Inc. *	9,985	1,370,933
		1,865,075
CHINA — 4.6%
Airtac International Group	49,229	1,925,316

DENMARK — 1.1%
ALK-Abello A/S *	28,407	440,783

FINLAND — 0.2%
Nanoform Finland PLC *	45,167	77,884

FRANCE — 0.9%
Cellectis SA *	506	997
Cellectis SA ADR *	31,070	59,965
ESI Group *	3,611	297,626
		358,588
GERMANY — 4.8%
Aumann AG	9,457	154,868
Auto1 Group SE *	26,851	190,506
Hypoport SE *	6,027	832,255
New Work SE	2,521	458,184
Tonies SE, Class A *	61,683	325,348
Veganz Group AG *	2,160	27,173
		1,988,334
HONG KONG — 0.8%
Hypebeast Ltd. *	1,256,600	48,839
Johnson Electric Holdings Ltd.	255,000	289,510
		338,349
INDIA — 0.9%
CreditAccess Grameen Ltd. *	35,335	394,842

IRELAND — 1.4%
Keywords Studios PLC	17,183	584,612

ISRAEL — 2.0%
Maytronics Ltd.	57,936	616,718
Nayax Ltd. *	12,805	217,978
		834,696
ITALY — 6.6%
Brunello Cucinelli SpA	12,095	1,200,027

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
Reply SpA	7,855	$986,377
Technogym SpA	62,436	555,441
		2,741,845
JAPAN — 24.4%
Anicom Holdings, Inc.	29,800	115,089
Bengo4.com, Inc. *	19,600	359,565
COLOPL, Inc.	57,100	258,265
Demae-Can Co., Ltd. *	21,100	69,924
DMG Mori Co., Ltd.	34,500	583,252
eGuarantee, Inc. *	30,500	501,938
Freee K.K. *	7,500	193,229
GA Technologies Co., Ltd. *	31,300	289,214
Infomart Corp.	117,100	245,997
Inter Action Corp.	11,400	131,689
Iriso Electronics Co., Ltd.	14,500	540,112
Istyle, Inc. *	42,700	180,750
JMDC, Inc. *	10,600	367,583
Kamakura Shinsho Ltd.	59,800	462,373
Katitas Co., Ltd.	32,400	634,109
KH Neochem Co., Ltd.	14,400	261,883
Kitanotatsujin Corp.	110,800	281,259
Locondo, Inc. *	20,700	173,532
Megachips Corp.	35,200	873,333
Optex Group Co., Ltd.	28,600	450,036
Outsourcing, Inc.	42,100	415,259
Raksul, Inc. *	74,600	783,324
Sansan, Inc. *	27,500	315,356
Shima Seiki Manufacturing Ltd.	17,700	252,664
Snow Peak, Inc.	21,700	335,591
Tsugami Corp.	69,100	752,520
WealthNavi, Inc. *	30,700	279,359
		10,107,205
NEW ZEALAND — 0.5%
Volpara Health Technologies Ltd. *	384,714	195,443

SOUTH KOREA — 4.2%
Cafe24 Corp. *	10,865	80,233
Douzone Bizon Co., Ltd.	14,040	380,091
Koh Young Technology, Inc.	61,471	806,683
Park Systems Corp.	2,978	349,897
Wantedlab, Inc. *	11,886	124,406
		1,741,310
SWEDEN — 11.1%
AddTech AB, B Shares	67,403	1,252,650
Avanza Bank Holding AB	70,406	1,651,397
Bactiguard Holding AB *	8,895	63,419
Cellavision AB	4,416	78,611
HMS Networks AB	16,741	684,110
Paradox Interactive AB	20,547	511,745
Storytel AB *	14,833	50,749
VNV Global AB *	58,145	114,314
Xvivo Perfusion AB *	8,654	203,378
		4,610,373
SWITZERLAND — 5.0%
Bossard Holding AG	2,523	637,669
Sensirion Holding AG *	9,517	1,045,765

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
u-blox Holding AG *	2,764	$386,287
		2,069,721
TAIWAN — 8.8%
ASPEED Technology, Inc.	10,100	881,494
Chroma ATE, Inc.	131,000	765,956
Global Unichip Corp.	49,000	1,753,245
TCI Co., Ltd.	35,148	233,499
		3,634,194
UNITED KINGDOM — 8.3%
Alpha Group International PLC	21,791	518,811
Angle PLC *	167,788	41,397
dotdigital group PLC	204,692	241,106
FD Technologies PLC *	21,266	449,317
Games Workshop Group PLC	6,825	812,932
Molten Ventures PLC *	44,756	151,654
Naked Wines PLC *	68,761	86,597
Oxford Nanopore Technologies PLC *	26,688	73,172
Team17 Group PLC *	63,642	298,333
Trustpilot Group PLC *	180,138	196,885
Victoria PLC *	91,866	555,297
		3,425,501
UNITED STATES — 1.0%
Burford Capital Ltd.	44,958	418,977

TOTAL INVESTMENTS — 93.7%
(cost $46,772,525)		$38,835,268
Other assets less liabilities — 6.3%		2,612,975
NET ASSETS — 100.0%		$41,448,243

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$5,552,768	$33,282,500	$—	$38,835,268
Total	$5,552,768	$33,282,500	$—	$38,835,268

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.